RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Notes and other explanatory information [abstract]
Payable to related parties	$ 10,874	$ 40,095
Percentage of directors reduction fees	20.00%